Capital Trust Securities - Summary of Capital Trust Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Oct. 31, 2019	Sep. 17, 2018
TD Capital Trust III Securities - Series 2008 [member] | TD Capital Trust III [member]
Disclosure of trust capital securities [line items]
Redemption of non-controlling interests in subsidiaries	$ 1,000
TD Capital Trust III Securities - Series 2008 [member] | Six month Bankers' Acceptance Rate [member] | After December 31, 2018 [Member] | TD Capital Trust III [member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate			4.30%
TD Capital Trust IV Notes - Series 1 [member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Redemption of non-controlling interests in subsidiaries		$ 550
Redemption price percentage		100.00%
TD Capital Trust IV Notes - Series 1 [member] | Starting on June 30, 2019 [Member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period		5 years
TD Capital Trust IV Notes - Series 1 [member] | Five Year Government of Canada Yield [member] | Starting on June 30, 2019 [Member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate		10.125%
TD Capital Trust IV Notes - Series 3 [member] | Starting on June 30, 2021 [Member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period		5 years
TD Capital Trust IV Notes - Series 3 [member] | Five Year Government of Canada Yield [member] | Starting on June 30, 2021 [Member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate		4.00%
TD Capital Trust IV Notes - Series 2 [member] | Starting on June 30, 2039 [Member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period		5 years
TD Capital Trust IV Notes - Series 2 [member] | Five Year Government of Canada Yield [member] | Starting on June 30, 2039 [Member] | TD Capital Trust IV [member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate		9.735%